Label	Element	Value
Measure [Axis]: 5
Measure Name	ecd_MeasureName	Net Sales compared to budget
Measure [Axis]: 2
Measure Name	ecd_MeasureName	Net Sales Growth
Measure [Axis]: 3
Measure Name	ecd_MeasureName	Net Profit compared to budget
Measure [Axis]: 1
Measure Name	ecd_MeasureName	EBITDA Growth
Measure [Axis]: 4
Measure Name	ecd_MeasureName	Gross Margin compared to budget